Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended	12 Months Ended
	Oct. 31, 2020	Aug. 01, 2020	May 02, 2020	Nov. 02, 2019	Aug. 03, 2019	May 04, 2019	Oct. 31, 2020	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018	Oct. 28, 2020
Derivative [Line Items]
Losses in AOCI to be reclassified during the next twelve months	$ 4,600						$ 4,600
Loss on swaps from debt refinancing	1,330						1,330
Recognized interest expense on interest rate swaps	(2,590)	$ (2,874)	$ (1,893)	$ (146)	$ 708	$ 882
New Academy Holding Company, LLC
Derivative [Line Items]
Losses in AOCI to be reclassified during the next twelve months								$ 6,700
Recognized interest expense on interest rate swaps								$ 418	$ (1,106)	$ (7,497)
Interest rate swaps
Derivative [Line Items]
Loss on swaps from debt refinancing							1,300
Recognized interest expense on interest rate swaps							4,000
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	650,000						650,000				$ 100,000
Interest rate swaps | Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 250,000						$ 250,000